Loss Per Share (Details) - shares	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Loss Per Share [Abstract]
Weighted average ordinary shares issued	3,429,677	3,435,517
Loss per share was calculated based on the weighted average	3,429,677	3,435,517